Expense Example	Feb. 27, 2026 USD ($)
Limited Term Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 310
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	576
Expense Example, with Redemption, 10 Years	981
Limited Term Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	232
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,375
Limited Term Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	305
Expense Example, with Redemption, 3 Years	422
Expense Example, with Redemption, 5 Years	550
Expense Example, with Redemption, 10 Years	922
Limited Term Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
Limited Term Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	468
Limited Term Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	84
Expense Example, with Redemption, 5 Years	146
Expense Example, with Redemption, 10 Years	331
The Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | TAX EXEMPT BOND FUND OF AMERICA | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	429
Expense Example, with Redemption, 3 Years	545
Expense Example, with Redemption, 5 Years	671
Expense Example, with Redemption, 10 Years	1,038
The Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | TAX EXEMPT BOND FUND OF AMERICA | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	232
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,361
The Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | TAX EXEMPT BOND FUND OF AMERICA | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	305
Expense Example, with Redemption, 3 Years	422
Expense Example, with Redemption, 5 Years	550
Expense Example, with Redemption, 10 Years	922
The Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | TAX EXEMPT BOND FUND OF AMERICA | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
The Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | TAX EXEMPT BOND FUND OF AMERICA | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	480
The Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | TAX EXEMPT BOND FUND OF AMERICA | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	152
Expense Example, with Redemption, 10 Years	343
American High-Income Municipal Bond Fund® (Class A, C, T, F1, F2, F3) | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	441
Expense Example, with Redemption, 3 Years	581
Expense Example, with Redemption, 5 Years	734
Expense Example, with Redemption, 10 Years	1,178
American High-Income Municipal Bond Fund® (Class A, C, T, F1, F2, F3) | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	239
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	1,454
American High-Income Municipal Bond Fund® (Class A, C, T, F1, F2, F3) | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	312
Expense Example, with Redemption, 3 Years	444
Expense Example, with Redemption, 5 Years	587
Expense Example, with Redemption, 10 Years	1,005
American High-Income Municipal Bond Fund® (Class A, C, T, F1, F2, F3) | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
American High-Income Municipal Bond Fund® (Class A, C, T, F1, F2, F3) | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	542
American High-Income Municipal Bond Fund® (Class A, C, T, F1, F2, F3) | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	406
American Funds Tax-Exempt Fund of New York® (Class A, C, T, F1, F2, F3) | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	432
Expense Example, with Redemption, 3 Years	564
Expense Example, with Redemption, 5 Years	708
Expense Example, with Redemption, 10 Years	1,127
American Funds Tax-Exempt Fund of New York® (Class A, C, T, F1, F2, F3) | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	235
Expense Example, with Redemption, 3 Years	432
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	1,448
American Funds Tax-Exempt Fund of New York® (Class A, C, T, F1, F2, F3) | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	308
Expense Example, with Redemption, 3 Years	442
Expense Example, with Redemption, 5 Years	588
Expense Example, with Redemption, 10 Years	1,012
American Funds Tax-Exempt Fund of New York® (Class A, C, T, F1, F2, F3) | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	232
Expense Example, with Redemption, 5 Years	407
Expense Example, with Redemption, 10 Years	914
American Funds Tax-Exempt Fund of New York® (Class A, C, T, F1, F2, F3) | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	146
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	587
American Funds Tax-Exempt Fund of New York® (Class A, C, T, F1, F2, F3) | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	107
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	438
Limited Term Tax-Exempt Bond Fund of America® (Class R6) | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	84
Expense Example, with Redemption, 5 Years	146
Expense Example, with Redemption, 10 Years	331
The Tax-Exempt Bond Fund of America® (Class R6) | TAX EXEMPT BOND FUND OF AMERICA | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	152
Expense Example, with Redemption, 10 Years	343
American High-Income Municipal Bond Fund® (Class R6) | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	$ 406